1
DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2020
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 97.8%
Communication Services - 4.1%
11,187 Cable One, Inc. $ 21,092,305
Consumer Discretionary - 4.2%
62,665 Bright Horizons Family Solutions,
Inc.
(a)
9,527,587
131,767 CarMax, Inc.
(a)
12,110,705
21,638,292
Financials - 8.2%
22,145 Markel Corp.
(a)
21,562,586
70,956 Moody's Corp. 20,566,597
42,129,183
Health Care - 16.7%
78,310 Bio-Techne Corp. 19,399,736
16,458 IDEXX Laboratories, Inc.
(a)
6,469,804
56,436 Illumina, Inc.
(a)
17,443,239
15,166 Intuitive Surgical, Inc.
(a)
10,760,884
50,624 Teleflex, Inc. 17,233,422
50,082 Veeva Systems, Inc., Class A
(a)
14,082,558
85,389,643
Industrials - 24.8%
17,124 CoStar Group, Inc.
(a)
14,529,885
301,970 Fastenal Co. 13,615,827
109,580 HEICO Corp., Class A 9,715,363
40,020 Old Dominion Freight Line, Inc. 7,240,419
42,999 Roper Technologies, Inc. 16,989,335
30,145 TransDigm Group, Inc. 14,322,492
140,246 Verisk Analytics, Inc. 25,988,986
234,139 Waste Connections, Inc. 24,303,628
126,705,935
Information Technology - 23.8%
73,560 ANSYS, Inc.
(a)
24,071,039
30,145 Atlassian Corp. PLC, Class A
(a)
5,480,059
212,806 Black Knight, Inc.
(a)
18,524,762
171,828 BlackLine, Inc.
(a)
15,400,944
193,619 Brooks Automation, Inc. 8,956,815
9,708 Coupa Software, Inc.
(a)
2,662,322
116,059 Envestnet, Inc.
(a)
8,955,112
30,749 Okta, Inc.
(a)
6,575,674
391,801 PROS Holdings, Inc.
(a)
12,514,124
78,185 Qualys, Inc.
(a)
7,662,912
22,020 Twilio, Inc.
(a)
5,440,922
15,562 Tyler Technologies, Inc.
(a)
5,424,291
121,668,976
Materials - 8.5%
108,101 Ecolab, Inc. 21,602,904
159,454 Vulcan Materials Co. 21,612,395
43,215,299
Shares Security Description Value
Real Estate - 7.5%
404,821 CBRE Group, Inc., Class A
(a)
$ 19,014,442
61,144 SBA Communications Corp. REIT 19,473,141
38,487,583
Total Common Stock (Cost $416,298,308) 500,327,216
Investments, at value - 97.8% (Cost
$416,298,308) $ 500,327,216
Other Assets & Liabilities, Net - 2.2% 11,025,707
Net Assets - 100.0% $ 511,352,923
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2020
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 500,327,216
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 500,327,216